Balance Sheet Components - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 10,565	$ 4,698
Less: Accumulated depreciation and amortization		(2,670)	(2,223)
Property and equipment, net	$ 14,412	7,895	2,475
Computers and Software
Property, Plant and Equipment [Line Items]
Total property and equipment		1,857	1,137
Dialysis Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		3,904	1,038
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		761	991
Production Tooling
Property, Plant and Equipment [Line Items]
Total property and equipment		2,782	871
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment		1,087	487
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 174	$ 174